Retirement Benefits (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Unamortized Benefit plan Costs (Table Amounts) [Abstract]
Change in net actuarial loss	$ 501	$ 4,067	$ (2,438)
Change in prior service cost	0	(92)
Amortization of:
Prior service credit	88	104	109
Net loss from previous years	(709)	(340)	(638)
Tax expense (benefit) related to above items	45	(1,423)	1,177
Change in unamortized benefit plan costs	(75)	2,316	(1,790)
Pension Benefits
Changes in Unamortized Benefit plan Costs (Table Amounts) [Abstract]
Change in net actuarial loss	626	3,833	(2,158)
Change in prior service cost	0	0
Amortization of:
Prior service credit	60	59	58
Net loss from previous years	(682)	(327)	(608)
Tax expense (benefit) related to above items	(1)	(1,357)	1,075
Change in unamortized benefit plan costs	3	2,208	(1,633)
Medical and Life Benefits
Changes in Unamortized Benefit plan Costs (Table Amounts) [Abstract]
Change in net actuarial loss	(125)	234	(280)
Change in prior service cost	0	(92)
Amortization of:
Prior service credit	28	45	51
Net loss from previous years	(27)	(13)	(30)
Tax expense (benefit) related to above items	46	(66)	102
Change in unamortized benefit plan costs	$ (78)	$ 108	$ (157)